Cover	4 Months Ended
May 31, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	JAOVI INC.
Entity Central Index Key	0002144182
Entity Tax Identification Number	61-2327958
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Coopemangle Los Delfines Casa 94
Entity Address, Address Line Two	Puerto Cortes de Osa
Entity Address, City or Town	Puntarenas
Entity Address, Postal Zip Code	60504
City Area Code	307
Local Phone Number	6556510
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true